Loans and borrowings (Tables)	6 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Disclosure of detailed information about borrowings

(EUR thousand)
	As of September 30	As of March 31
Interest-bearing loans and borrowings from credit institutions	2024	2024
Long-term financing - Term loan facility	610,000	610,000
Capitalized financing fees - Term loan facility	(23,542)	(23,849)
Gain on terms modification - Term loan facility	(27,202)	—
Other bank loans	2,326	2,716
Total	561,582	588,867
Short-term portion	980	889
Long-term portion	560,602	587,978
Total	561,582	588,867

Schedule Of Borrowings' Interest Conditions
On June 5, 2024 the Group successfully completed the repricing of its 7-year term loan facility, by reducing the interest rate margin applicable to the Group by 100 basis points, as detailed below:

Net Leverage Ratio	Modified Margin	Original Margin
> 3.30x	4.00%	5.00%
≤ 3.30x > 2.80x	3.75%	4.75%
≤ 2.80x	3.50%	4.50%